INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
5.	INTANGIBLE ASSETS, NET
Intangible assets, net consist of the following:

	As of September 30,
	2019	2020
Cost:	2,275	832,223
Apartment rental contracts	—	634,977
Trademarks	—	194,971
Software	2,275	2,275
Less: Accumulated amortization	(1,027)	(76,688)
Less: Impairment	—	(533,412)

Intangible assets, net	1,248	222,123

Amortization expenses were RMB
178, RMB 178, and RMB 75,660 for the years ended September 30, 2018, 2019 and 2020, respectively.
The following table sets forth the Group’s amortization expenses for the five years since September 30, 2020:

Amortization expenses
Year ending September 30, 2021	60,880
Year ending September 30, 2022	46,343
Year ending September 30, 2023	36,079
Year ending September 30, 2024	24,150
Year ending September 30, 2025 and thereafter	54,671

222,123